Condensed Financial Statements of Kentucky First Federal Bancorp (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income
Interest income	$ 12,021	$ 11,312
Total income	12,700	11,886
Non-interest expenses	8,727	8,945
Earnings before income taxes	953	1,286
Federal income tax expense (benefit)	141	(37)
Net income	812	1,323
Other comprehensive income (loss), net of tax-related effects:
Unrealized holding gains (losses) on securities designated as available for sale during the year, net of taxes (benefits) of $1 and $(1) in 2019 and 2018, respectively	4	(1)
Total other comprehensive income	4	(1)
Comprehensive income	816	1,322
Parent Company [Member]
Income
Interest income	54	68
Total income	1,815	1,628
Non-interest expenses	382	402
Earnings before income taxes	941	1,226
Federal income tax expense (benefit)	(106)	(97)
Net income	812	1,323
Other comprehensive income (loss), net of tax-related effects:
Unrealized holding gains (losses) on securities designated as available for sale during the year, net of taxes (benefits) of $1 and $(1) in 2019 and 2018, respectively	4	(1)
Comprehensive income	816	1,322
Parent Company [Member] | First Federal of Frankfort [Member]
Income
Dividends	2,499	1,070
Equity in undistributed earnings	(1,981)	185
Parent Company [Member] | First Federal of Hazard [Member]
Income
Dividends	740	133
Equity in undistributed earnings	$ (224)	$ 172